Semiannual Report to Shareholders dated June 30, 1998 for:

PRINCIPAL SPECIAL MARKETS FUND, INC.

International Emerging Markets Portfolio

International Securities Portfolio

International SmallCap Portfolio

Mortgage-Backed Securities Portfolio

A MESSAGE FROM THE PRESIDENT


Dear Shareholder:

During the first half of 1998, continued low inflation, low interest rates, modest economic growth and good corporate earnings created strong U.S. stock prices and stable bond returns. International markets did experience some difficulties, but as fears of financial collapse in Asia subsided many rebounded nicely.*

Here are comments from the managers of the Principal Special Markets Fund:

"Weak relative performance of emerging markets, which began in the second half of 1997, continued in 1998. At the beginning of 1998, fund managers believed currencies in Asia had devalued past their fair value and searched the universe for ideas. Fund managers continue to focus on financial strength as evidenced by balance sheet numbers." - Kurt Spieler, Manager, Principal Special Markets Fund
- International Emerging Markets Portfolio

"Continued heavy exposure in Europe and minimal weightings in Japan allowed the International Securities Portfolio to perform well. Positions in defensive stocks and stocks which offer above average long-term business growth performed very well. Limited exposure in Asia hurt relative performance as those markets rebounded, but paid off as Asian markets have faltered more recently." - Scott Opsal, Manager, Principal Special Markets Fund - International Securities Portfolio

"Fund managers continue to favor European stocks even in the face of their increasing valuations. We continue searching for value in Japan and are finding some interesting opportunities. Managers anticipate re-entering the Asian region at some point, but prefer to see a more stable economic outlook first." - Darren Sleister, Manager, Principal Special Markets Fund - International SmallCap Portfolio

"Falling interest rates led to a strong performance from the Mortgage-Backed Securities Portfolio, due mainly to the duration of the portfolio. Fund results were increased by identifying and selecting certain undervalued securities for a portion of the portfolio. These securities have now become very popular with both Wall Street and other investors, resulting in an increase in value." - Marty Schafer, Manager, Principal Special Markets Fund - Mortgage-Backed Portfolio

Thank you for helping us enjoy another successful year. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ Stephan L. Jones

Stephan L. Jones
President

*Past performance does not guarantee future results.

     CONTENTS

                                                                        Page
     Financial Statements and Highlights
         Statements of Assets and Liabilities..........................    2
         Statements of Operations .....................................    4
         Statements of Changes in Net Assets...........................    6
         Notes to Financial Statements.................................    8
         Schedules of Investments
              International Emerging Markets Portfolio.................   16
              International Securities Portfolio.......................   18
              International SmallCap Portfolio.........................   21
              Mortgage-Backed Securities Portfolio.....................   23
         Financial Highlights..........................................   24



June 30, 1998


STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                                                        Mortgage-
                                                                        International   International   International     Backed
                                                                      Emerging Markets   Securities       SmallCap     Securities
                                                                          Portfolio       Portfolio       Portfolio     Portfolio


    Investment in securities -- at cost..............................     $97,613,359    $39,708,140    $82,527,551     $14,047,608


    Assets
    Investment in securities -- at value (Note 4)....................     $86,416,409    $49,710,770    $92,870,005     $14,423,541
    Cash.............................................................          17,815         10,709         13,960           2,052
    Receivables:
       Dividends and interest........................................         223,032        131,745        105,305          76,627
       Investment securities sold....................................         --              32,372        339,562         --
    Other assets.....................................................         --                 109        --                  127

                                                         Total Assets      86,657,256     49,885,705     93,328,832      14,502,347
    Liabilities
    Accrued expenses.................................................          83,677         37,007         74,971           5,261
    Investment securities purchased..................................         --             --           1,369,723         193,634

                                                    Total Liabilities          83,677         37,007      1,444,694         198,895

    Net Assets Applicable to Outstanding Shares   ...................     $86,573,579    $49,848,698    $91,884,138     $14,303,452



    Net Assets Consist of:
    Capital Stock....................................................     $    95,254    $    30,676         74,822     $    13,857
    Additional paid-in capital.......................................      97,049,512     38,670,993     82,065,196      14,991,723
    Accumulated undistributed net investment income..................         750,264        544,913        521,699         --
    Accumulated undistributed net realized gain (loss) from:
       Investment transactions ......................................        (106,857)       618,494     (1,103,712)     (1,078,061)
       Foreign currency transactions.................................         (12,201)       (19,505)       (15,889)        --
    Net unrealized appreciation (depreciation) of investments........     (11,196,950)    10,002,630     10,342,454         375,933
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................          (5,443)           497           (432)        --

                                                     Total Net Assets     $86,573,579    $49,848,698    $91,884,138     $14,303,452





    Capital Stock (par value: $.01 a share):
    Shares authorized................................................     100,000,000    100,000,000    100,000,000     100,000,000
    Shares issued and outstanding....................................       9,525,354      3,067,583      7,482,223       1,385,728

    Net Asset Value Per Share  ......................................           $9.09         $16.25         $12.28          $10.32

    See accompanying notes.

Six Months Ended June 30, 1998

STATEMENTS OF OPERATIONS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                                                           Mortgage-
                                                                          International    International International      Backed
                                                                         Emerging Markets   Securities     SmallCap       Securities
                                                                             Portfolio       Portfolio     Portfolio       Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................  $   1,027,338     $   710,242  $   743,582      $     --
       Withholding tax on foreign dividends............................        (56,383)        (82,479)     (63,211)           --
       Interest........................................................        190,595          96,516      166,057          468,202

                                                          Total Income       1,161,550         724,279      846,428          468,202

    Expenses:
       Management and investment advisory fees (Note 3)   ..........           405,182         204,935      324,331           31,124

                                                 Net Investment Income         756,368         519,344      522,097          437,078

    Net  Realized  and  Unrealized   Gain  (Loss)  on  Investments  and
    Foreign Currencies Net realized gain (loss) from:
       Investment transactions.........................................       (102,826)        642,959   (1,100,263)           --
       Foreign currency transactions...................................        (12,201)        (19,505)     (15,889)           --
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................    (11,550,399)      4,067,109   10,482,074           70,844
       Translation of assets and liabilities in foreign currencies.....         (5,409)         (3,761)       4,362            --

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies     (11,670,835)      4,686,802    9,370,284           70,844


                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations    $(10,914,467)     $5,206,146  $ 9,892,381         $507,922

    See accompanying notes.


STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                  International                  International
                                                                                Emerging Markets                  Securities
                                                                                    Portfolio                      Portfolio

                                                                         Six Months      Period         Six Months       Year
                                                                            Ended         Ended           Ended          Ended
                                                                          June 30,    December 31,       June 30,    December 31,
                                                                            1998         1997(a)           1998          1997
    Operations
    Net investment income ...........................................   $    756,368  $     76,490     $    519,344  $    596,269
    Net realized gain (loss) from:
       Investment transactions.......................................       (102,826)       62,185          642,959     1,823,607
       Foreign currency transactions.................................        (12,201)       (4,044)         (19,505)      (16,939)
    Change in unrealized appreciation/
       depreciation of investments and translation of
       assets and liabilities in foreign currencies..................    (11,555,808)      353,415        4,063,348       824,126

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations     (10,914,467)      488,046        5,206,146     3,227,063



    Dividends and Distributions to Shareholders
    From net investment income.......................................        (23,074)      (59,520)         --           (581,224)
    From net realized gain on investments and
       foreign currency transactions.................................        (62,172)      --              (273,638)   (1,645,552)

                                   Total Dividends and Distributions         (85,246)      (59,520)        (273,638)   (2,226,776)

    Capital Share Transactions (Note 5)
    Shares sold......................................................     65,000,000    32,000,000        7,642,636    15,749,696
    Shares issued in reinvestment of dividends
       and distributions.............................................         85,246        59,520          169,792     1,327,125
    Shares redeemed..................................................        --            --              (580,249)   (8,553,721)

                          Net Increase (Decrease) in Net Assets from
                                          Capital Share Transactions      65,085,246    32,059,520        7,232,179     8,523,100

                                           Total Increase (Decrease)      54,073,332    32,488,046       12,164,687     9,523,387



    Net Assets
    Beginning of period..............................................     32,488,046       --            37,684,011    28,160,624

    End of period (including undistributed net investment
       income as set forth below)....................................    $86,573,579   $32,488,046      $49,848,698   $37,684,011



    Undistributed Net Investment Income    ..........................   $    750,264  $     16,970     $    544,913  $     25,569

    (a)Period from November 17, 1997 (date operations commenced) through December 31, 1997.

    See accompanying notes.


STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                International                 Mortgage-Backed
                                                                                  SmallCap                      Securities
                                                                                  Portfolio                      Portfolio

                                                                          Six Months      Period        Six Months       Year
                                                                             Ended         Ended           Ended         Ended
                                                                           June 30,    December 31,      June 30,    December 31,
                                                                             1998         1997(a)          1998          1997
    Operations

    Net investment income ...........................................     $   522,097   $    54,940    $    437,078  $     956,959
    Net realized gain (loss) from:
       Investment transactions.......................................      (1,100,263)       57,172          --             22,412
       Foreign currency transactions.................................         (15,889)          (37)         --            --
    Change in unrealized appreciation/
       depreciation of investments and translation of
       assets and liabilities in foreign currencies..................      10,486,436      (144,414)         70,844        495,704

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations        9,892,381       (32,339)        507,922      1,475,075



    Dividends and Distributions to Shareholders
    From net investment income.......................................          (4,808)      (50,530)       (437,078)      (956,959)
    From net realized gain on investments and
       foreign currency transactions.................................         (60,584)      --               --            --

                                   Total Dividends and Distributions          (65,392)      (50,530)       (437,078)      (956,959)

    Capital Share Transactions (Note 5)
    Shares sold......................................................      50,024,096    32,000,000          --            --
    Shares issued in reinvestment of dividends
       and distributions.............................................          65,392        50,530         437,078        827,979
    Shares redeemed..................................................         --            --               --         (2,518,823)

                          Net Increase (Decrease) in Net Assets from
                                          Capital Share Transactions       50,089,488    32,050,530         437,078     (1,690,844)

                                           Total Increase (Decrease)       59,916,477    31,967,661         507,922     (1,172,728)



    Net Assets
    Beginning of period..............................................      31,967,661       --           13,795,530     14,968,258

    End of period (including undistributed net investment
       income as set forth below)....................................     $91,884,138   $31,967,661     $14,303,452    $13,795,530



    Undistributed Net Investment Income    ..........................     $  521,699    $     4,410     $    --        $  --


    (a)Period from November 17, 1997 (date operations commenced) through December 31, 1997.

    See accompanying notes.

June 30, 1998

NOTES TO FINANCIAL STATEMENTS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of four portfolios (International Emerging Markets Portfolio, International Securities Portfolio, International SmallCap Portfolio and Mortgage-Backed Securities Portfolio) (known as the "Portfolios").

On November 17, 1997, the initial purchases of 3,100,000 shares of Capital Stock of International Emerging Markets and International SmallCap Portfolios were made by Principal Mutual Life Insurance Company (see Note 3). Effective November 26, 1997, International Emerging Markets and International SmallCap Portfolios began offering shares to the public.

The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders have no access to the portfolio.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets, International Securities and International SmallCap Portfolios to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-adviser is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Portfolios may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Portfolios' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other portfolios are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.
Reclassifications made for the period ended December 31, 1997 were not material.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes is approximately the same as that for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees, computed at an annual percentage rate of each portfolio's average daily net assets, to Principal Management Corporation and to Invista Capital Management, Inc. ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Mutual Life Insurance Company. Effective July 1, 1998, as approved by policyowners, Principal Mutual Life Insurance Company became a stock life company renamed Principal Life Insurance Company. Principal Life Insurance Company became a subsidiary of a new corporation, Principal Mutual Holding Company. Invista is an indirect wholly owned subsidiary of Principal Mutual Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Fund in return for the advisory fee paid by the Fund to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the Portfolios is as follows:

                                             Net Asset Value of Portfolio
                                                       (in millions)

                                                First       Next       Over
                                                $250        $250       $500
   International Emerging Markets Portfolio    1.15%      1.05%       .95%
   International Securities Portfolio           .90        .90        .90
   International SmallCap Portfolio            1.00        .90        .80
   Mortgage-Backed Securities Portfolio         .45        .45        .45


Note 3 -- Management Agreement and Transactions With Affiliates (Continued)

Brokerage commissions were paid to other affiliates by the following Portfolios:

                                                  Six Months      Period
                                                     Ended         Ended
                                                   June 30,    December 31,
                                                     1998          1997

   International Emerging Markets Portfolio         $25,472        $10,074
   International Securities Portfolio                 3,042          1,394
   International SmallCap Portfolio                  17,209          --

At June 30, 1998, Principal Mutual Life Insurance Company owned shares of the Fund's portfolios as follows:

   International Emerging Markets Portfolio          7,909,784
   International SmallCap Portfolio                  7,381,722
   International Securities Portfolio                1,325,824
   Mortgage-Backed Securities Portfolio              1,385,728

Note 4 -- Investment Transactions

For the six months ended June 30, 1998, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Portfolios were as follows:

                                                    Purchases       Sales

     International Emerging Markets Portfolio      $69,424,307 $   6,761,591
     International Securities Portfolio             14,023,874     6,124,317
     International SmallCap Portfolio               70,598,065    20,065,104
     Mortgage-Backed Securities Portfolio              599,396       390,514

At June 30, 1998, net unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                                              Net Unrealized
                                               Gross Unrealized         Appreciation (Depreciation)
                                          Appreciation  (Depreciation)        of Investments
International Emerging Markets Portfolio  $  5,072,095   $(16,269,045)      $(11,196,950)
International Securities Portfolio          12,836,191     (2,833,562)        10,002,629
International SmallCap Portfolio            15,778,089     (5,435,635)        10,342,454
Mortgage-Backed Securities Portfolio           388,754        (12,821)           375,933

The Mortgage-Backed Securities Portfolio may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the portfolio commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the portfolio, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 1998, Mortgage-Backed Securities Portfolio had TBA purchase commitments involving securities with a face amount of $199,751, cost of $193,634 and market value of $193,649. The portfolio has set aside investment securities and other assets in excess of the commitments to serve as collateral.

At June 30, 1998, the Portfolios held the following securities which were purchased in private placement transactions and may require registration in order to effect a sale in the ordinary course of business.

                                                                                         Value at        Value as a
                                                               Date of                   June 30,       Percentage of
                                 Security Description        Acquisition      Cost         1998          Net Assets
   International Emerging Markets Portfolio

                     Al Ahram Beverages Co. ADR                 2/4/98    $   194,250   $   222,250        0.26%
                                                               2/13/98         58,500        63,500        0.07
                                                               2/23/98         26,400        25,400        0.03
                                                                3/5/98         90,000        95,250        0.11
                                                               3/20/98         90,750        95,250        0.11
                     Bank Handlowy GDR                         2/17/98        220,500       286,500        0.33
                                                               2/23/98        233,250       286,500        0.33
                                                                3/5/98        147,500       191,000        0.22
                                                                4/2/98        133,000       152,800        0.18
                                                               4/21/98         96,600       114,600        0.13
                     Banque Libanaise Le Commerce SAL ADR      1/15/98        210,000       168,600        0.19
                                                                2/13/98       104,013        74,465        0.09
                                                                2/19/98        55,800        42,150        0.05
                                                                2/23/98       124,575        92,730        0.11
                                                                3/9/98        106,500        84,300        0.10
                                                                3/20/98        53,400        42,150        0.05
                     Banque Marocaine Du Commerce Exterieur    11/17/97       190,000       238,500        0.28
                                                                12/3/97        20,100        23,850        0.03
                                                                1/16/98        73,815        88,245        0.10
                                                                2/13/98        70,740        85,860        0.10
                                                                2/23/98        99,500       119,250        0.14
                                                                3/5/98        102,500       119,250        0.14
                                                                4/6/98         67,050        71,550        0.08
                     Eesti Uhispank GDR                        3/24/98        319,000       165,288        0.19
                                                                4/2/98        106,750        57,851        0.07
                                                                4/3/98         61,500        33,057        0.04
                     Industrial Credit & Investment
                       Corp. of India ADR                     11/17/97        420,000       304,124        0.35
                                                              11/20/97        177,125       131,787        0.15
                                                              12/17/97         46,688        45,619        0.05
                                                               1/13/98         38,700        36,495        0.04
                                                               2/13/98        277,500       202,750        0.23
                                                               2/23/98        236,300       172,338        0.20
                                                                3/5/98        155,000       101,375        0.12
                                                               3/20/98        137,500       101,375        0.12
                                                                5/8/98        239,250       152,063        0.18
                     Mol Magyar Olaj-es Gazipari ADR           3/20/98      1,110,000       997,805        1.15
                                                               5/20/98        124,200       121,355        0.14
                     Paints & Chemical Industries Co. GDR     11/17/97        148,125       140,250        0.16
                                                              11/18/97        146,250       140,250        0.16
                                                              11/24/97        210,000       196,350        0.23
                                                               1/26/98         17,250        18,700        0.02
                                                               2/16/98        114,125       102,850        0.12
                                                               2/23/98        187,000       158,950        0.18
                                                                3/5/98        139,800       112,200        0.13
                                                               3/20/98         84,000        65,450        0.08
                                                               4/2/98          69,000        56,100        0.06
                                                               4/6/98          67,500        56,100        0.06
                                                               5/8/98          99,900        84,150        0.10
                                                               6/5/98          78,800        74,800        0.09
                     Reliance Industries GDR                  12/2/97         170,000       132,000        0.15
                                                             12/12/97          72,500        66,000        0.08
                                                               1/2/98          52,605        41,580        0.05
                                                              1/13/98          23,250        20,460        0.02
                                                              2/13/98         131,400       118,800        0.14
                                                              2/23/98         140,600       125,400        0.14
                                                               3/5/98         132,800       105,600        0.12
                                                               4/6/98          92,000        66,000        0.08
                     Tata Engineering & Locomotive
                         Ltd. Co. GDR                        12/30/97         212,500        93,114        0.11
                                                               1/8/98          39,375        18,623        0.02
                                                              2/13/98         133,200        29,797        0.03
                                                              2/23/98          76,500        37,246        0.04
                                                               3/5/98          87,750        48,420        0.06
                     Videsh Sanchar Nigam Ltd. GDR           11/17/97         312,375       217,350        0.25
                                                             11/24/97         104,000        82,800        0.10
                                                             12/12/97          30,820        23,805        0.03
                                                               1/2/98          55,400        41,400        0.05
                                                              1/13/98          24,970        22,770        0.03
                                                              2/13/98         236,250       186,300        0.22
                                                              2/23/98         161,925       131,445        0.15
                                                               3/5/98         261,000       207,000        0.24
                                                              3/20/98          83,650        72,450        0.08
                                                              4/30/98         123,750       103,500        0.12
                                                               5/8/98         225,900       186,300        0.22

                                                                                          8,791,542       10.18

   International Securities Portfolio

                     Fokus Bank                               10/3/96          79,958       108,555        0.22
                     Fokus Bank Rights                        6/29/98               0           201        0.00
                     Kemira OY                               12/10/96         286,318       237,693        0.48
                                                              2/24/97          88,695        79,576        0.16
                                                              4/11/97          95,955        94,044        0.19
                     Voest-Alpine Stahl                      10/27/95         103,583       136,278        0.27
                                                              1/11/96          54,207        68,139        0.14
                                                              3/27/96          55,366        68,139        0.14
                                                              12/9/96         109,873       124,254        0.25

                                                                                            916,879        1.85

   International SmallCap Portfolio

                     Bure Investment Aktiebolaget AB        11/18/97          276,498       366,273        0.40
                                                             6/25/98          205,962       200,653        0.22
                                                             6/26/98          229,442       229,318        0.25
                     Computacenter PLC                       5/21/98          841,949       962,275        1.05
                     Industrial & Financial Systems         11/18/97          473,303     1,048,596        1.14
                                                            12/30/97           75,867       153,794        0.17
                                                              2/9/98          192,117       475,364        0.52
                                                             2/25/98          304,600       699,064        0.76
                                                              4/6/98           77,831       125,832        0.13
                     Newsquest PLC                          11/18/97          505,613       670,338        0.73
                                                             12/2/97           78,410        97,307        0.10
                                                             2/26/98          242,366       302,733        0.33
                                                             2/27/98          129,705       162,178        0.18
                                                             4/15/98          113,176       118,931        0.13

                                                                                          5,612,656        6.11

The Mortgage-Backed Securities Portfolio's investments are with various issuers; while the other portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk for Mortgage-Backed Securities Portfolio by issuers and the other portfolios by industry and issuer.

Note 5 -- Capital Share Transactions

Transactions in Capital Stock by portfolio were as follows:

                                                       International         International       International       Mortgage-Backed
                                                         Emerging             Securities           SmallCap            Securities
                                                     Markets Portfolio         Portfolio           Portfolio            Portfolio
  Six Months Ended June 30, 1998:
  Shares sold   .................................         6,311,934             483,035            4,270,347                --
  Shares issued in reinvestment of
   dividends and distributions ..................             8,690              11,495                6,398               42,442
  Shares redeemed   .............................            --                 (35,070)              --                    --

                          Net Increase (Decrease)         6,320,624             459,460            4,276,745               42,442



  Periods Ended December 31, 1997:
  Shares sold   .................................         3,198,619*            966,897            3,200,301*               --
  Shares issued in reinvestment of
   dividends and distributions ..................             6,111*             93,449                5,177*              82,583
  Shares redeemed   .............................            --     *          (512,039)              --    *            (246,872)

                          Net Increase (Decrease)         3,204,730*            548,307            3,205,478*            (164,289)

  * Period from November 17, 1997 (date operations  commenced)  through
    December 31, 1997.


Note 6 -- Line of Credit

The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with a bank, which allows them to borrow up to $60,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .08% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At June 30, 1998, the Portfolios had no outstanding borrowings under the line of credit.

Note 7 -- Year 2000 Problem

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Manager and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Manager is taking steps it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

June 30, 1998
SCHEDULES OF INVESTMENTS


PRINCIPAL SPECIAL MARKETS FUND, INC.
International Emerging Markets Portfolio

                                      Shares
                                        Held           Value

Common Stocks (82.63%)

Air Transportation, Scheduled (0.51%)
   Cintra Sa De Cv Ser'anpv            494,000      $  438,694

Bakery Products (0.66%)
   Nong Shim Co. Ltd.                   13,300         575,397

Beer, Wine, & Distilled
Beverages (1.29%)
   Guangdong Brewery                 2,472,000(a)      188,226
   South African Breweries Ltd.         45,000         932,085

                                                     1,120,311
Beverages (7.87%)
   Al Ahram Beverages Co. ADR           15,800(a)(b)   501,650
   Embotelladora Andina ADR, Series A   64,800       1,134,000
   Fomento Economico Mexicano ADR,
     Class B                            53,550(a)    1,686,825
   PanAmerican Beverages ADR            53,100       1,669,331
   Quilmes Industrial Quines SA ADR    186,400       1,817,400

                                                     6,809,206
Blast Furnace & Basic Steel
Products (2.07%)
   Hylsamex SA, Class B                208,100         664,639
   Tubos De Acero De Mexico ADR         87,800       1,124,938

                                                     1,789,577
Cable & Other Pay TV Services (0.84%)
   Ceske Radiokomunikace GDR            34,500(a)      727,950

Central Reserve Depositories (2.16%)
   Banco Ganadero SA ADR Preference     48,800         860,100
   Banco Santiago SA ADR                47,200         790,600
   Ergo Bank                             2,567         219,386

                                                     1,870,086
Chemicals & Allied Products (0.79%)
   Sarantis SA                          33,500(a)      679,842

Commercial Banks (4.98%)
   Banco Rio De La Plata ADR            97,300       1,027,731
   Bank Handlowy GDR                    54,000(b)    1,031,400
   Banque Libanaise Le
     Commerce SAL ADR                   35,900(a)(b)   504,395
   Banque Marocaine du Commerce
     Exterieur                          31,300(b)      746,505
   Big Bank Gdanski SA                 562,000         749,436
   Eesti Uhispank GDR                   31,000(a)(b)   256,196

                                                     4,315,663
Communications Equipment (2.32%)
   ECI Telecommunications Ltd. ADR      53,100       2,011,163

Computer & Data Processing
Services (0.93%)
   Tecnomatix Technologies Ltd. ADR     40,200(a)      804,000

Computer & Office Equipment (2.69%)
   Orbotech Ltd. ADR                    55,000(a)    2,000,625
   Sindo Ricoh Co.                      12,000         326,875

                                                     2,327,500
Construction & Related
Machinery (0.92%)
   Barlow Ltd.                         150,793         800,045

Consumer Products (1.75%)
   Rothmans Industries Ltd.            244,000       1,083,173
   Souza Cruz SA                        59,200         435,065

                                                     1,518,238
Crude Petroleum & Natural Gas (1.29%)
   Mol Magyar Olaj-es Gazipari ADR      41,500(b)    1,119,160

Drugs (1.28%)
   Teva Pharmaceutical ADR              31,500       1,108,406

Electric Services (3.55%)
   Companhia Paranaense De
     Enersis-Copel  ADR                125,900       1,164,575
   Electricidade De Portugal SA         37,800         878,698
   Enersis SA ADR                       42,200       1,031,263

                                                     3,074,536
Electrical Goods (1.11%)
   Empresa Nacional De Electric
     Sponsored ADR                      67,300         959,025

Electrical Industrial Apparatus (0.19%)
   Guangdong Kelon Electric Holdings   204,000         160,597

Electronic Components
Accessories (2.38%)
   Elec & Eltek International ADR      193,100         652,678
   Varitronix                          603,000       1,206,222
   Wong Circuits Holdings Ltd. ADR     479,000         198,785

                                                     2,057,685
Electronic Distribution
Equipment (4.29%)
   KCE  Electronics Public Co. Ltd.     37,000         139,953
   Tadiran Ltd. ADR                     34,300       1,136,187
   Techtronic Industries Co.         6,180,000       1,276,105
   Vtech Holdings Ltd.                 313,000       1,165,382

                                                     3,717,627
Engines & Turbines (0.37%)
   First Tractor Co. Ltd.            1,202,000         318,007

Federal & Federally Sponsored
Credit (1.44%)
   Industrial Credit & Investment Corp.
     of India ADR                      123,100(b)    1,247,926

Fire, Marine, & Casualty
Insurance (0.66%)
   Alfa,  Series A                     139,300         570,467

Foreign Banks & Branches &
Agencies (1.19%)
   Credicorp Ltd. ADR                   70,240       1,031,650

Furniture & Home Furnishing
Stores (1.04%)
   Grupo Elektra SA CPO                916,000      $  901,114

Grocery Stores (1.23%)
   Blue Square Chain Investments &
     Property Ltd.                      86,375(a)    1,063,557

Holding Offices (1.58%)
   Education Investment Corp.           75,000         136,884
   The India Fund, Inc. ADR            193,700(a)    1,234,838

                                                     1,371,722
Life Insurance (0.41%)
   National Mutual Asia Ltd.           550,000         351,355

Measuring & Controlling
Devices (1.21%)
   IDT Holdings Singapore Ltd. ADR     744,000         554,280
   Moulin International Holding      4,980,000         494,878

                                                     1,049,158
Medical Instruments & Supplies (1.94%)
   Medison Co.                         191,000       1,683,247

Metal Cans & Shipping
Containers (0.75%)
   Colep                                49,000(a)      649,637

Miscellaneous Electrical Equipment &
Supplies (1.08%)
   G.P. Batteries International        513,000         935,222

Miscellaneous Food & Kindred
Products (0.52%)
   Thai Union Frozen Products          146,500         450,236

Miscellaneous Investing (0.89%)
   Banco Latino Americano De
     Exportaciones                      25,040         769,980

Miscellaneous Non-Durable
Goods (1.52%)
   Desc SA ADR                          66,400       1,319,700

Miscellaneous Textile Goods (1.63%)
   Esprit Holdings Ltd.              2,420,000         733,941
   Reliance Industries GDR             102,400(b)      675,840

                                                     1,409,781
Motor Vehicles & Equipment (0.26%)
   Tata Engineering & Locomotive
     Ltd. Co. GDR                       71,000(b)      227,200

Newspapers (0.61%)
   Investec-Consultadoria Internacional SA11,400(a)    524,516

Non-Classifiable Establishments (0.19%)
   QPL International Holdings Ltd.     831,000         160,868

Oil & Gas Field Services (0.22%)
   Gulf Indonesia Resources Ltd. ADR    16,500(a)   $  189,750

Paints & Allied Products (1.39%)
   Paints & Chemical Industries Co. GDR129,000(b)    1,206,150

Paperboard Containers & Boxes (0.63%)
   Hung Hing Print Group             1,364,000         541,299

Petroleum Refining (3.35%)
   Sasol Ltd.                          191,000       1,113,892
   YPF Sociedad Anonima ADR             59,500       1,788,719
                                                     2,902,611
Radio & Television Broadcasting (0.64%)
   Television Broadcasts Ltd.          208,000         550,295

Search & Navigation Equipment (1.79%)
   Elbit Systems Ltd. ADR              120,100       1,553,794

Security & Commodity
Exchanges (0.66%)
   OTK Holdings Ltd. ADR               835,000         567,061

Security Brokers & Dealers (0.00%)
   Peregrine Investment Holdings       160,000(c)            0

Services, NEC (0.38%)
   IDT International                 3,700,000         329,480

Telephone Communications (10.35%)
   Compania Anonima Telefonos De
     Venezuela ADR                      32,800         820,000
   Global Telesystems Group, Inc. ADR   24,600(a)    1,199,250
   Hellenic Telecommunication           37,889         971,254
   Matav Rt ADR                         49,800       1,465,988
   Telecomunicacoes Brasileiras SA  26,690,000       2,123,003
   Telefonica De Argentina ADR          34,000       1,102,875
   Videsh Sanchar Nigam Ltd. GDR       123,200(a)(b) 1,275,120

                                                     8,957,490
Water Supply (0.83%)
   Companhia De Saneamento
     Basico Do Estado De Sao Paulo   6,040,000         720,660


                           Total Common Stocks      71,538,641

Preferred Stocks (8.63%)

Cement, Hydraulic (1.49%)
   Titan Cement Co.                     22,500       1,294,038

Communications Equipment (0.68%)
   Ericsson Telecomunicacoes        30,700,000         586,604

Electric Services (1.42%)
   Centrais Electricas De Santa Catarina1,524,000    1,225,412

Industrial Inorganic Chemicals (0.42%)
   Fertilizantes Fosfatados Fosfertil95,000,000     $  361,402

Telephone Communications (4.62%)
   Telec De Sao Paulo SA             7,030,000       1,677,562
   Telec De Sao Paulo SA Rights        330,394(a)        6,707
   Telec Do Rio Janiero SA           9,100,000         692,370
   Telecomunicacoes De minus Gerais  7,700,000         545,907
   Telemig Celular                   5,850,000(a)      170,957
   Telerj Celular SA                 7,500,000(a)      440,945
   Telesp Celular SA                 5,590,000(a)      468,811

                                                     4,003,259


                        Total Preferred Stocks       7,470,715

                                      Principal
                                       Amount          Value


Commercial Paper (8.56%)

Personal Credit Institutions (4.16%)
   Associates Corp. of North America;
      6.15%; 7/1/98                 $3,600,000      $3,600,000

Security Brokers & Dealers (4.40%)
   Merrill Lynch & Co., Inc.         3,810,000       3,807,053


                        Total Commercial Paper       7,407,053


          Total Portfolio Investments (99.82%)      86,416,409

Cash and receivables, net of liabilities  (0.18%)      157,170


                    Total Net Assets (100.00%)     $86,573,579


(a) Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.
(c) On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.


                    International Emerging Markets Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Argentina                  $5,736,725            6.64%
   Brazil                     10,619,980           12.29
   Chile                       3,914,888            4.53
   China                         666,829            0.77
   Colombia                      860,100            1.00
   Czech Republic              1,927,200            2.23
   Egypt                       1,707,800            1.98
   Estonia                       256,196            0.30
   Greece                      3,164,521            3.66
   Hong Kong                   6,809,825            7.88
   Hungary                     2,585,147            2.99
   India                       4,660,924            5.40
   Indonesia                     189,750            0.22
   Israel                      9,677,732           11.20
   Lebanon                       504,395            0.58
   Mexico                      8,375,708            9.69
   Morocco                       746,505            0.86
   Panama                        769,980            0.89
   Peru                        1,031,650            1.19
   Poland                      1,780,836            2.06
   Portugal                    2,052,851            2.38
   Singapore                   3,424,138            3.96
   South Africa                3,549,968            4.11
   South Korea                 2,585,519            2.99
   Thailand                      590,189            0.68
   United States               7,407,053            8.57
   Venezuela                     820,000            0.95

                    Total    $86,416,409          100.00%


International Securities Portfolio


                                       Shares
                                        Held           Value


Common Stocks (95.53%)

Advertising (1.15%)
   WPP Group PLC                        86,700      $  570,680

Beverages (1.33%)
   PanAmerican Beverages ADR            21,100         663,331

Blast Furnace & Basic Steel
Products(1.23%)
   Tubos De Acero De Mexico ADR         17,000         217,813
   Voest-Alpine Stahl                    9,900(b)      396,810

                                                       614,623
Central Reserve Depositories (1.34%)
   National Westminster Bank            37,408         669,716

Commercial Banks (12.28%)
   ABN-AMRO Holdings NV                 21,913      $  512,756
   Australia & New Zealand Banking Group111,000        765,724
   Bank of Ireland                      39,536         813,349
   Barclays PLC                         16,600         479,437
   BG Bank                               8,800         545,031
   Fokus Bank                           14,000(b)      108,555
   Fokus Bank Rights                    14,000(a)(b)       201
   Istituto Mobiliare Italiano          34,000         535,569
   National Australia Bank Ltd.         45,734         603,230
   Nordbanken Holding                   42,000         308,090
   Royal Bank of Canada Montreal, Quebec11,600         698,110
   Svenska Handelsbanken AB Free        17,050         748,281

                                                     6,118,333
Communications Equipment (1.91%)
   ECI Telecommunications Ltd. ADR      25,100         950,663
Communications Services (1.60%)
   Koninklijke KPN N.V.                 20,714         797,310

Computer & Office Equipment (1.26%)
   Canon, Inc.                           2,000          45,394
   Orbotech Ltd. ADR                    16,000(a)      582,000

                                                       627,394
Concrete, Gypsum, & Plaster
Products (0.56%)
   Lafarge SA                            2,700         279,109

Consumer Products (4.59%)
   Imasco Ltd.                          41,295         762,421
   Imperial Tobacco Group PLC          146,000       1,073,064
   Swedish Match Co.                   136,000         451,915

                                                     2,287,400
Copper Ores (1.00%)
   Trelleborg AB Series `B'             38,000         500,317

Crude & Petroleum & Natural
Gas (0.44%)
   Hardy Oil & Gas                      63,000         220,217

Deep Sea Foreign Transportation of
Freight (0.64%)
   Van Ommeren NV                        7,642         320,824

Department Stores (0.49%)
   Vendex NV                             6,414         246,568

Drugs (4.91%)
   Elan Corp. PLC ADR                    9,000(a)      578,813
   Pharmacia & Upjohn, Inc.             16,500         761,063
   Novartis AG                             578         961,802
   Rhodia, Inc. SA                       5,200(a)      145,008

                                                     2,446,686
Electric Services (1.00%)
   Enersis SA ADR                       20,500         500,969

Electronic Components &
Accessories (1.20%)
   Amtek Engineering                    78,500          18,586
   Elec & Eltek International ADR      105,600         356,928
   Varitronix                          111,000         222,041

                                                       597,555
Electronic Distribution
Equipment (1.92%)
   Phillips Electronics                 11,400         958,302

Engines & Turbines (1.54%)
   RHI AG                                8,900         431,018
   Scapa Group PLC                     106,000         338,689

                                                       769,707
Farm & Garden Machinery (1.04%)
   New Holland NV                       26,500         520,063

Finance Services (0.35%)
   Takefuji Corp.                        3,800         175,235

Gas Production & Distribution (0.98%)
   OMV AG                                3,650         488,908

General Industrial Machinery (0.80%)
   SKF AB `B' Free                      21,900         398,184

Hose & Belting & Gaskets
& Packing (1.27%)
   Phoenix AG                           27,600         633,794

Industrial Inorganic Chemicals (0.83%)
   Kemira OY                            39,800(b)      411,313

Investment Offices (1.29%)
   AMVESCAP PLC                         64,400         640,948

Life Insurance (1.56%)
   National Mutual Asia Ltd.           697,000         445,262
   QBE Insurance Group Ltd.             93,586         330,332

                                                       775,594
Meat Products (5.50%)
   Danisco AS                           14,800         994,269
   Orkla B                              41,600         875,528
   Unilever NV                          11,000         872,766

                                                     2,742,563
Miscellaneous Chemical Products (1.12%)
   Hoechst AG                           11,200         559,059

Miscellaneous Converted Paper
Products (1.47%)
   Bunzl PLC                           156,000         734,007

Miscellaneous Food & Kindred
Products (2.19%)
   Bols Wessanen (Kon) CVA              47,000         676,966
   Greencore Group PLC                  78,000         416,458

                                                     1,093,425
Miscellaneous Non-Durable Goods (2.59%)
   Desc SA ADR                          18,000         357,750
   Diageo PLC                           78,515         934,702

                                                     1,292,452
Miscellaneous Primary Metal
Products (1.28%)
   Charter PLC                          61,000         638,661

Miscellaneous Textile Goods (0.67%)
   Esprit Holdings Ltd.              1,094,000         331,790

Miscellaneous Transportation
Equipment (1.82%)
   Tnt Post Group NV                    20,714(a)   $  529,504
   Autoliv, Inc.                        12,000         379,500

                                                       909,004
Motor Vehicles & Equipment (1.06%)
   E.C.I.A. Equipment & Composants       1,900         527,950

Newspapers (0.74%)
   Publishing & Broadcasting Ltd.       86,000         370,124

Oil & Gas Field Services (1.49%)
   Eni Spa                             113,000         740,598

Paperboard Containers & Boxes (0.83%)
   Koninklijke KNP BT NV                16,000         412,934

Personnel Supply Services (0.36%)
   Vedior NV                             6,329(a)      178,907

Petroleum Refining (4.89%)
   Sasol Ltd.                           69,000         402,401
   Repsol Petroleo SA                   19,600       1,081,847
   YPF Sociedad Anonima ADR             31,700         952,981

                                                     2,437,229
Plastic Materials & Synthetics (0.69%)
   Astra AB                             17,333         345,576

Pulp Mills (2.16%)
   Lassila & Tikanoja Ltd. OY           16,400         454,353
   Upm-Kymmene OY                       22,700         624,753

                                                     1,079,106
Radio & Television Broadcasting (3.46%)
   Carlton Communications PLC           91,000         811,551
   Mirror Group PLC                    172,000         648,580
   Television Broadcasts Ltd.          100,000         264,565

                                                     1,724,696
Security Brokers & Dealers (0.00%)
   Peregrine Investment Holdings       227,000(c)            0

Soap, Cleaners, & Toilet Goods (2.90%)
   Benckiser NV B Shares                11,900(a)      731,823
   Reckitt & Colman PLC                 37,292         711,817

                                                     1,443,640
Sugar & Confectionery Products (2.15%)
   Nestle                                  500       1,070,008

Special Industry Machinery (1.82%)
   Cookson Group                       264,000         907,398

Telephone Communications (7.35%)
   Nokia Corp., Class A ADR             17,400      $1,262,588
   Telecom Corp. of New Zealand Ltd.   168,000         692,420
   Telecom Italia-DI                   118,000         571,230
   Telefonica De Espana SA              24,500       1,134,659

                                                     3,660,897
Watches, Clocks, Watchcases &
Parts (0.48%)
   Tag Heuer International SA            2,500         236,928


                           Total Common Stocks      47,620,695

Preferred Stock (0.39%)

Commercial Banks (0.39%)
   National Australia Bank ECU           6,800         195,075


                                      Principal
                                       Amount          Value
Commercial Paper (3.80%)

Crude Pretroleum & Natural Gas (2.23%)
   Chevron Oil Finance Co.;
     5.52%; 7/1/98                  $1,110,000      $1,110,000

Personal Credit Institutions (1.57%)
   Associates Corp. of North America;
     6.15%; 7/1/98                     785,000         785,000


                Total Commercial Paper (3.80%)       1,895,000

          Total Portfolio Investments (99.72%)      49,710,770

Cash, receivables and other assets,
   net of liabilities  (0.28%)                         137,928


                    Total Net Assets (100.00%)     $49,848,698

(a) Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.
(c) On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.

                       International Securities Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Argentina                  $  952,981            1.92%
   Australia                   2,264,486            4.55
   Austria                     1,316,736            2.65
   Canada                      1,460,531            2.94
   Chile                         500,969            1.01
   Denmark                     1,539,299            3.10
   Finland                     2,753,007            5.54
   France                        952,066            1.92
   Germany                     1,192,853            2.40
   Hong Kong                   1,263,658            2.54
   Israel                      1,532,663            3.08
   Italy                       1,847,397            3.72
   Japan                         220,629            0.44
   Mexico                      1,238,894            2.49
   Netherlands                 6,758,723           13.60
   New Zealand                   692,420            1.39
   Norway                        984,284            1.98
   Singapore                     375,514            0.75
   South Africa                  402,401            0.81
   Spain                       2,216,506            4.46
   Sweden                      3,131,863            6.30
   Switzerland                 2,268,738            4.56
   United Kingdom             11,188,090           22.51
   United States               2,656,062            5.34

                    Total    $49,710,770          100.00%


International SmallCap Portfolio


                                       Shares
                                        Held           Value
Common Stocks (95.76%)

Advertising (4.07%)
   Industrial & Financial Systems      179,000(a)(b)$2,502,650
   United Group Ltd.                   639,000       1,238,538

                                                     3,741,188
Air Transportation, Scheduled (1.62%)
   Ryanair Holdings PLC ADR             41,900(a)    1,492,688

Airports, Flying Fields &
Services (1.21%)
   Aeroporti Di Roma                   107,400         676,102
   Virgin Express Holdings ADR          33,800(a)      437,288

                                                     1,113,390
Automotive Rentals, No Drivers (0.79%)
   Avis Europe PLC                     160,000         724,351

Cable & Other Pay TV Services (0.73%)
   Tri-Vision International Ltd.       808,000(a)      631,876
   Tri-Vision International Ltd.
     Warrants                          685,000(a)       37,265

                                                       669,141
Central Reserve Depositories (0.88%)
   Union Bank of Norway                 28,300         811,360

Commercial Banks (1.24%)
   Banco Pastor SA                      20,200      $1,141,354

Communications Equipment (0.76%)
   ASM Pacific                         439,000         186,963
   Research In Motion Ltd.             126,000(a)      514,096

                                                       701,059
Computer & Data Processing
Services (4.77%)
   Agresso Group ASA                    81,400(a)      360,668
   Computacenter PLC                    77,000(a)(b)   962,275
   Computershare Ltd.                  200,000         693,557
   Intentia International AB            34,600(a)    1,253,852
   Merkantildata ASA                    68,200         862,105
   The Descartes Systems Group, Inc.    41,000(a)      245,352

                                                     4,377,809
Computer & Office Equipment (1.83%)
   Orbotech Ltd. ADR                    46,300(a)    1,684,163

Crude Petroleum & Natural Gas (1.47%)
   Hardy Oil & Gas                     112,000         391,497
   Vermilion Resources                 210,000(a)      956,790

                                                     1,348,287
Drugs (1.62%)
   Fabrica Espanola de Productos        21,690       1,487,654

Electric Services (1.08%)
   Vestas Wind Systems                  25,200(a)      994,879

Electrical Industrial Apparatus (1.27%)
   Doncasters PLC ADR                   41,800(a)    1,162,562

Electrical Work (2.00%)
   Internatio-Muller NV                 23,000         769,975
   Telesystem Intl. Wireless, Inc.      55,300(a)    1,071,748

                                                     1,841,723
Electronic Components &
Accessories (0.49%)
   Elec & Eltek International ADR      134,000         452,920

Electronic Distribution
Equipment (3.99%)
   C/TAC NV                             73,400(a)    1,897,944
   Techtronic Industries Co.         3,494,000         721,474
   Vtech Holdings Ltd.                 282,000       1,049,961

                                                     3,669,379
Engines & Turbines (1.53%)
   RHI AG                               29,000       1,404,440

Fabricated Rubber
Products, NEC (0.59%)
   Semperit AG Holding                   3,800         537,727

Functions Closely Related to
Banking (0.57%)
   Irish Permanent PLC                  44,000         523,075

Hose,  Belting, Gaskets &
Packing (1.58%)
   Phoenix AG                           63,100       1,449,000

Hotels & Motels (2.01%)
   Choice Hotels Scandinavia           445,700(a)    1,335,902
   Melia Inversiones Americanas NV      11,500(a)      507,055

                                                     1,842,957
Household Furniture (0.53%)
   Ekornes ASA                          39,600         485,096

Investment Offices (0.50%)
   Tyndall Australia Ltd.              353,850         460,153

Life Insurance (1.33%)
   Scor SA                              19,200       1,217,857

Measuring & Controlling
Devices (1.11%)
   Sensonor ASA                        223,400(a)    1,018,956

Meat Products (0.72%)
   Perkins Foods PLC                   277,600         664,658

Medical Instruments & Supplies (0.58%)
   Cochlear Ltd.                       136,000         528,045

Metalworking Machinery (1.93%)
   Mikron Holding AG                     7,000       1,776,754

Miscellaneous Amusement, Recreation
Service (1.90%)
   Tab Ltd.                          1,186,300(a)    1,748,380

Miscellaneous Business Services (1.75%)
   Enator AB                            54,000       1,604,775

Miscellaneous Electrical Equipment &
Supplies (1.45%)
   Kaba Holding AG, Class B              2,600       1,328,445

Miscellaneous Food & Kindred
Products (1.56%)
   Greencore Group PLC                 269,000       1,436,247

Miscellaneous Manufacturers (1.42%)
   Docdata NV                           45,400(a)    1,301,146

Miscellaneous Non-Durable
Goods (1.22%)
   Austria Tabakwerke AG                20,100       1,119,040

Miscellaneous Primary Metal
Products (0.54%)
   YBM Magnex International, Inc.      107,000(a)      498,422

Miscellaneous Textile Goods (0.03%)
   Esprit Holdings Ltd.                 92,000          27,902

Miscellaneous Transportation
Services (1.02%)
   ASG AB, Class B                      30,600         940,069

Motor Vehicles & Equipment (2.96%)
   E.C.I.A. Equipment & Composants       4,200      $1,167,047
   Mayflower Corp. PLC                 465,000       1,551,707

                                                     2,718,754
Newspapers (1.47%)
   Newsquest PLC                       250,000(a)(b) 1,351,487

Non-Classifiable Establishments (0.87%)
   Bure Investment Aktiebolaget AB      50,000(b)      796,244

Nonresidential Building
Construction (1.77%)
   Algeco                               16,400       1,627,515

Oil & Gas Field Services (4.72%)
   Cie Generale de Geophysique           7,800(a)    1,144,321
   Cie Generale de Geophysique ADR      22,000(a)      646,250
   Det Sondenfjelds-Norske
     Dampskibsselskab                   36,200(a)      636,864
   Hydralift ASA, A Shares              75,000(a)      742,813
   Hydralift ASA, B Shares              15,000(a)      152,472
   Petrolia Drilling Asa               260,000(a)    1,016,480

                                                     4,339,200
Personnel Supply Services (2.74%)
   Dis Deutshcer Industries Service AG   8,900         739,598
   Unique International NV              52,400       1,777,387

                                                     2,516,985
Pulp Mills (2.91%)
   Lassila & Tikanoja Ltd. OY           51,900       1,437,861
   Miquel Y Costas                      26,700       1,238,291

                                                     2,676,152
Real Estate Agents &
Managers (1.45%)
   Tornet Fastighet                     83,000       1,332,172

Sanitary Services (1.87%)
   De Sammensluttede Vognmand AS        16,200       1,719,641

Security & Commodity Services (0.79%)
   Dundee Bancorp, Inc., Class A        46,000(a)      727,283

Security Brokers & Dealers (7.57%)
   AOT NV                               19,000       1,932,483
   Kempen & Co. NV                      24,820       1,921,693
   Van Der Moolen Holdings              27,412       3,098,000

                                                     6,952,176
Services To Buildings (0.54%)
   Spotless Group Ltd.                 243,000         496,575

Special Industry Machinery (0.62%)
   Aixtron                               3,400         568,854

Telegraph & Other
Communications (0.89%)
   Colt Telecom Group PLC ADR            5,000         817,500

Telephone Communications (9.21%)
   AAPT Ltd.                           451,000(a)      865,770
   Colt Telecom Group PLC               18,600(a)      745,595
   Energis PLC                          89,200(a)    1,358,077
   Esprit Telecom Group PLC ADR         72,700(a)    1,335,863
   Global Telesystems Group, Inc. ADR   27,200(a)    1,326,000
   Metronet Communications ADR, Class B100,300(a)    2,833,475

                                                     8,464,780
Trusts (0.65%)
   Nursing Home Properties PLC         220,000         596,489

Women's & Children's
Undergarments (1.04%)
   CSP International SPA               100,300(a)      959,242

                           Total Common Stocks      87,988,100

                                      Principal
                                       Amount          Value
Commercial Paper (5.31%)

Personal Credit Institutions (0.96%)
   Associates Corp. of North America;
     6.15%; 7/1/98                 $   885,000      $  885,000

Security Brokers & Dealers (4.35%)
   Merrill Lynch & Co., Inc.;
     5.57%; 7/6/98                   3,996,905       3,996,905


                        Total Commercial Paper       4,881,905


         Total Portfolio Investments (101.07%)      92,870,005

Liabilities, net of cash
   and receivables (-1.07%)                           (985,867)


                    Total Net Assets (100.00%)     $91,884,138

(a) Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.

                        International SmallCap Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Australia                  $6,031,019            6.49%
   Austria                     3,061,207            3.30
   Belgium                       437,287            0.47
   Canada                      7,516,306            8.09
   Czech Republic              1,326,000            1.43
   Denmark                     2,714,521            2.92
   Finland                     1,437,861            1.55
   France                      5,802,990            6.25
   Germany, Federal Republic   2,757,452            2.97
   Hong Kong                   1,986,300            2.14
   Ireland                     1,492,688            1.61
   Israel                      1,684,163            1.81
   Italy                       1,635,344            1.76
   Netherlands                12,698,628           13.67
   Norway                      7,422,716            7.99
   Singapore                     452,920            0.49
   Spain                       4,374,354            4.71
   Sweden                      8,429,761            9.08
   Switzerland                 3,105,199            3.34
   United Kingdom             13,621,383           14.67
   United States               4,881,906            5.26

                    Total    $92,870,005          100.00%

Mortgage-Backed Securities Portfolio

      Description of Issue             Principal
 Type        Rate       Maturity        Amount        Value

Federal National Mortgage Association (FNMA)
Certificates (27.44%)

FNMA        6.25%      4/1/2026       $   390,145  $  382,955
FNMA        7.00       8/1/2023         2,803,999   2,848,667
FNMA        7.50       6/1/2023           673,957     692,908

                      Total FNMA Certificates        3,924,530

Government National Mortgage Association (GNMA)
Certificates (58.26%)

GNMA I       6.00             5/20/2028     199,751       193,649
GNMA I       6.50   12/15/2023-1/15/2024  2,310,419     2,313,564
GNMA I       7.00             4/15/2028     399,313       405,710
GNMA I       7.50   6/15/2023-3/15/2027   1,120,887     1,153,139
GNMA II      5.50             3/20/2026     179,675       169,667
GNMA II      6.00   9/20/2023-9/20/2026   3,859,551     3,747,637
GNMA II      6.50            10/20/2025     351,622       349,812

                      Total  GNMA Certificates          8,333,178

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (13.64%)

FHLMC        5.50    2/1/2024-3/1/2024      593,891     568,039
FHLMC        6.00    4/1/2024               161,241     157,716
FHLMC        6.50   12/1/2013-12/1/2027   1,222,614   1,225,377


                     Total  FHLMC Certificates        1,951,132

Federal Agency Short-Term Obligations (1.50%)


                                       Principal
                                        Amount         Value


Federal Home Loan Mortgage Corp.;
   5.85%; 7/1/98                     $   214,701 $     214,701


           Total Portfolio Investments (100.84%)    14,423,541

Liabilities, net of cash, receivables and
   other assets (-0.84%)                             (120,089)


                      Total Net Assets (100.00%)   $14,303,452


FINANCIAL HIGHLIGHTS
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

PRINCIPAL SPECIAL MARKETS FUND, INC.

INTERNATIONAL EMERGING
MARKETS PORTFOLIO                                              1998*     1997(a)

Net Asset Value, Beginning of Period...................      $10.14      $9.94
Income from Investment Operations:
   Net Investment Income...............................         .08        .01
   Net Realized and Unrealized Gain (Loss) on Investments     (1.10)       .21

                       Total from Investment Operations      (1.02)        .22

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.01)      (.02)
   Distributions from Capital Gains....................       (.02)          -

                      Total Dividends and Distributions       (.03)      (.02)

Net Asset Value, End of Period.........................       $9.09     $10.14

Total Return...........................................   (10.11)%(b)   1.40%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $86,574    $32,488
   Ratio of Expenses to Average Net Assets.............       1.15%(c)  1.15%(c)
   Ratio of Net Investment Income to Average Net Assets       2.14%(c)   .91%(c)
   Portfolio Turnover Rate.............................       21.3%(c)  12.3%(c)




INTERNATIONAL SECURITIES PORTFOLIO
                                                              1998*        1997         1996         1995        1994        1993(d)

Net Asset Value, Beginning of Period                         $14.45       $13.67       $11.70       $11.29      $12.87       $10.01
Income from Investment Operations:
   Net Investment Income...............................         .17          .24          .31          .19         .13          .07
   Net Realized and Unrealized Gain (Loss) on Investments      1.74         1.46         2.46         1.11        (.95)        2.91

                       Total from Investment Operations        1.91         1.70         2.77         1.30       (.82)         2.98

Less Dividends and Distributions:
   Dividends from Net Investment Income................           -        (.24)        (.16)        (.10)       (.12)        (.10)
   Excess Distributions from Net Investment Income.....           -            -        (.07)        (.07)       (.13)            -
   Distributions from Capital Gains....................       (.11)        (.68)        (.57)        (.72)       (.51)        (.02)

                      Total Dividends and Distributions       (.11)        (.92)        (.80)        (.89)       (.76)        (.12)


Net Asset Value, End of Period.........................      $16.25       $14.45       $13.67       $11.70      $11.29       $12.87



Total Return...........................................      13.25%(b)    12.55%       24.12%       12.02%       6.45%     29.95%(b)


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $49,849      $37,684      $28,161      $17,251     $15,542      $16,838
   Ratio of Expenses to Average Net Assets.............        .90%(c)      .90%         .90%         .90%        .90%       .90%(c)
   Ratio of Net Investment Income to Average Net Assets       2.28%(c)     1.73%        1.90%        1.79%        .94%      1.21%(c)
   Portfolio Turnover Rate.............................       28.8%(c)     30.8%        25.5%        46.0%       37.0%       6.9%(c)

*  Six Months Ended June 30, 1998.

   See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL SMALLCAP PORTFOLIO                               1998*     1997(a)

Net Asset Value, Beginning of Period...................       $9.97      $9.86
Income from Investment Operations:
   Net Investment Income...............................         .07        .01
   Net Realized and Unrealized Gain (Loss) on Investments      2.26        .12

                       Total from Investment Operations        2.33        .13

Less Dividends and Distributions:
   Dividends from Net Investment Income................           -      (.02)
   Distributions from Capital Gains....................       (.02)          -

                      Total Dividends and Distributions       (.02)      (.02)

Net Asset Value, End of Period.........................      $12.28      $9.97

Total Return...........................................      23.42%(b)  1.59%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $91,884    $31,968
   Ratio of Expenses to Average Net Assets.............       1.00%(c)  1.00%(c)
   Ratio of Net Investment Income to Average Net Assets       1.60%(c)   .91%(c)
   Portfolio Turnover Rate.............................       65.4%(c)  30.3%(c)



MORTGAGE-BACKED SECURITIES PORTFOLIO
                                                              1998*        1997         1996         1995        1994        1993(d)
Net Asset Value, Beginning of Period                         $10.27        $9.93       $10.17        $9.11      $10.10       $10.01
Income from Investment Operations:
   Net Investment Income...............................         .32          .64          .64          .65         .63          .34
   Net Realized and Unrealized Gain (Loss) on Investments       .05          .34        (.24)        1.06        (.99)          .09

                       Total from Investment Operations         .37          .98          .40         1.71       (.36)          .43

   Less Dividends from Net Investment Income...........       (.32)        (.64)        (.64)        (.65)       (.63)        (.34)

Net Asset Value, End of Period.........................      $10.32       $10.27        $9.93       $10.17       $9.11       $10.10

Total Return...........................................       3.66%(b)    10.18%        4.20%      (3.60)%       4.47%      4.47%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $14,303      $13,796      $14,968      $14,253     $14,714      $24,309
   Ratio of Expenses to Average Net Assets.............        .45%(c)      .45%         .45%         .45%        .45%       .45%(c)
   Ratio of Net Investment Income to Average Net Assets       6.32%(c)     6.37%        6.51%        6.66%       6.56%      5.23%(c)
Portfolio Turnover Rate................................       11.7%(c)     15.5%        28.7%        41.8%       41.8%       9.6%(c)

*  Six Months Ended June 30, 1998.

Notes to Financial Highlights

(a) Period from November 26, 1997, date shares first offered to the public, through December 31, 1997. Net investment income, aggregating $.02 per share for the International Emerging Markets Portfolio and $.01 per share for the International SmallCap Portfolio for the period from the initial purchase of shares on November 17, 1997 through November 25, 1997, was recognized, none of which was distributed to the sole shareholder, Principal Mutual Life Insurance Company. Additionally, the portfolios incurred unrealized losses on investments of ($.08) per share and ($.15) per share respectively, during the interim period. This represents activities of each portfolio prior to the initial offering.

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.

(d) Period from May 7, 1993, date shares first offered to the public, through December 31, 1993. Net investment income, aggregating $.01 per share for the International Securities Portfolio and $.01 per share for the Mortgage-Backed Securities Portfolio for the period from the initial purchase of shares on April 26, 1993 through May 6, 1993, was recognized, none of which was distributed from the International Securities Portfolio and all of which was distributed from the Mortgage-Backed Securities Portfolio to the sole shareholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Mortgage-Backed Securities Portfolio incurred unrealized gains on investments of $.01 per share during the intitial interim period. This represented activities of each portfolio prior to the initial offering.